Investment - Summary of investments in real estate held by entities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Investment	€ 2,385	€ 2,901	€ 2,700
Value of Aegon's properties which were appraised in the current year	99.00%	100.00%
Appraisals performed by independent external appraisers	99.00%	99.00%
Americas
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Investment	€ 37	€ 653
Netherlands
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Investment	€ 2,331	€ 2,229